Cash and Cash Equivalents (Details) - Schedule of Cash and Cash Equivalents € in Thousands, $ in Thousands	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)
Schedule of Cash and Cash Equivalents [Abstract]
Cash	€ 21,093		€ 14,768
On call deposits	30,034		31,690
Cash and cash equivalents	51,127	$ 56,548	46,458	$ 51,384	€ 41,229	€ 66,845
Cash and cash equivalents in the statement of cash flows	€ 51,127	$ 56,548	€ 46,458	$ 51,384	€ 41,229	€ 66,845